Income taxes - Reconciliation (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Income taxes
Loss for the year	$ (17,260)	₨ (1,193,595)	₨ (4,051,976)	₨ (5,936,963)
Income tax expense	692	47,837	56,887	40,987
Loss before income taxes		(1,145,758)	(3,995,089)	(5,895,976)
Expected tax expense at statutory income tax rate		(630,998)	(769,353)	(344,626)
Non deductible expenses		(32,884)	107,496	(316)
Utilization of previously unrecognised tax losses		(10,463)	(5,342)	(12,766)
Current year losses for which no deferred tax asset was recognized		638,730	887,997	338,682
Change in unrecognised temporary differences		82,109	(177,244)	61,132
Effect of change in tax rate		1,949	12,507	(4,120)
Others		(604)	826	3,001
Total income tax expense	$ 692	₨ 47,837	₨ 56,887	₨ 40,987
India | Minimum
Income taxes
Tax rate	26.00%	26.00%	25.75%
India | Maximum
Income taxes
Tax rate	31.20%	31.20%	34.61%
Singapore
Income taxes
Tax rate	17.00%	17.00%	17.00%